Earnings per share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings per share [Abstract]
Earnings per share
Diluted earnings per share for the nine-month period ended September 30, 2021 have been calculated considering the potential issuance of 3,347,305 shares on the settlement of the Green Exchangeable Notes (Note 14) and the potential issuance of 510,169 shares to Algonquin under the agreement signed on August 3, 2021, according to which Algonquin has the option, on a quarterly basis, to subscribe such number of shares to maintain its percentage in Atlantica in relation to the use of the ATM program (Note 13). Diluted earnings per share for the nine-month period ended September 30, 2020 was calculated considering the potential issuance of 3,347,305 shares on the settlement of the Green Exchangeable Notes.

Item	For the nine-month period ended September 30,
	2021	2020
	($ in thousands)
Profit/(loss) attributable to Atlantica	(18,166)	61,209
Average number of ordinary shares outstanding (thousands) - basic	110,749	101,602
Average number of ordinary shares outstanding (thousands) - diluted	114,156	102,499
Earnings per share for the period (U.S. dollar per share) - basic	(0.16)	0.60
Earnings per share for the period (U.S. dollar per share) - diluted	(0.16)	0.60